Leases (Tables)	12 Months Ended
Mar. 31, 2024
Leases
Schedule of Finance Leases ROU assets and Finance Lease Liabilities

The following table shows ROU assets – finance leases and finance lease liabilities, and the associated financial statement line items as of March 31:

	As of March 31,
	2024	2023
	USD	USD
Assets
Right-of-use assets – finance lease, net	216,065	343,182

Liabilities
Finance lease liabilities, current	67,372	84,959
Finance lease liabilities, non-current	114,495	216,373

Weighted average remaining lease term (in years)	2.7	3.4
Weighted average discount rate (%)	4.3	4.4

Schedule of Information Relating to Financing and Operating Lease Activities

Information relating to financing and operating lease activities during the years ended March 31, 2024, 2023 and 2022 are as follows:

	For the years ended March 31,
	2024	2023	2022
	USD	USD	USD
Finance leases:
Amortization of right-of-use assets – finance lease	79,521	74,671	51,892
Interest of finance lease liabilities	10,294	20,031	8,053
	89,815	94,702	59,945
Operating lease:
Expenses related to a short-term lease	37,179	33,333	21,260
	37,179	33,333	21,260

Total lease expenses	126,994	128,035	81,205

Cash outflows related to finance leases:
Financing cash outflows – principal paid	119,465	131,456	43,750
Operating cash outflows – interests paid	10,294	20,031	8,053
	129,759	151,487	51,803

Cash outflows related to operating lease:
Operating cash outflows - rental paid	37,179	33,333	21,260

Schedule of Maturity of Lease Payments under Finance Lease Liabilities

Maturities of lease payments under finance lease liabilities were as follows:

	As of March 31,
	2024	2023	2022
	USD	USD	USD
Year ending March 31,
2023	-	-	51,803
2024	-	96,508	46,577
2025	73,757	96,508	30,898
2026	69,683	82,954	17,345
2027	49,207	49,207	-
Total undiscounted finance lease payments	192,647	325,177	146,623
Less: imputed interest	(10,780)	(23,845)	(11,015)
Finance lease liabilities recognized in the Consolidated Balance Sheet	181,867	301,332	135,608